Consolidated Balance Sheets (USD $)	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Current assets:
Cash	$ 6,388,358	$ 209,348	$ 112,534
Restricted cash	50,236	50,180	50,086
Accounts receivable, net	1,549,998	994,010	1,195,599
Inventory	232,064	356,641	169,539
Prepaid expenses and other current assets	434,902	444,369	129,625
Current assets of discontinued operations		0	6,125
Total current assets	8,655,558	2,054,548	1,663,508
Property and equipment, net	825,882	928,026	1,071,572
Deferred issuance costs	0	655,018	0
Security deposits	43,326	35,034	45,582
Total Assets	9,524,766	3,672,626	2,780,662
Current liabilities:
Accounts payable and accrued expenses	939,481	689,716	814,854
Amounts due to related party	1,045,000	0
Note payable - current portion	10,597	42,046	61,387
Note payable - related party	0	26,568,554	22,525,942
Current liabilities of discontinued operations			200,000
Total current liabilities	1,995,078	27,300,316	23,602,183
Note payable		0	42,046
Lease termination/abandonment payable	0	259,345	578,799
Commitments and contingencies
Stockholders’ equity/members’ deficiency:
Common stock	37,826	0	0
Additional paid in capital	39,010,827	0	0
Members’ deficiency/accumulated deficit	(31,518,965)	(23,887,035)	(21,442,366)
Total members' deficiency/stockholders' equity	7,529,688	(23,887,035)	(21,442,366)
Liabilities and Equity	9,524,766	3,672,626	2,780,662
Pro Forma [Member]
Current assets:
Cash		209,348
Restricted cash		50,180
Accounts receivable, net		994,010
Inventory		356,641
Prepaid expenses and other current assets		444,369
Current assets of discontinued operations		0
Total current assets		2,054,548
Property and equipment, net		928,026
Deferred issuance costs		655,018
Security deposits		35,034
Total Assets		3,672,626
Current liabilities:
Accounts payable and accrued expenses		689,716
Note payable - current portion		42,046
Note payable - related party		655,018
Current liabilities of discontinued operations		0
Total current liabilities		1,386,780
Note payable		0
Lease termination/abandonment payable		259,345
Commitments and contingencies
Stockholders’ equity/members’ deficiency:
Common stock		27,914
Additional paid in capital		27,885,622
Members’ deficiency/accumulated deficit		(25,887,035)
Total members' deficiency/stockholders' equity		2,026,501
Liabilities and Equity		$ 3,672,626